Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Statement of Cash Flows [Abstract]
Net income	$ 3,667,133	$ 1,838,183
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	13,037	7,336
Amortization of right of use assets	63,043	49,683
Share-based compensation	11,747
Change in operating assets and liabilities:
Receivables from customers	1,200,888	(1,612,530)
Receivables from customers – related party	200,414	(1,512,129)
Receivables from customers for trading activities	(516,858)	(2,626,387)
Receivables from broker-dealers and clearing organizations	917,639	383,982
Securities owned, at fair value	(2,476,660)	(726,480)
Other assets	(61,801)	(915,313)
Payable to customers	(385,531)	456,063
Payables to customers – related party	101,301
Accrued expenses and other liabilities	(124,144)	14,777
Income tax recoverable and payable	(75,422)	(25,624)
Lease liabilities	(54,872)	(52,638)
Net cash provided by (used in) operating activities	2,479,914	(4,721,077)
Cash flows from investing activities:
Purchases of fixed assets	(2,973)
Collection of loans from customers holding US stocks	2,303,203
Collection of loans from a third party	5,000,000
Loans made to a third party	(2,000,000)
Payment for acquisition of a subsidiary	(500,000)	(200,000)
Net cash provided by (used in) investing activities	4,800,230	(200,000)
Cash flows from financing activities:
Proceeds from issuance of common shares pursuant to IPO, net of issuance cost		22,651,029
Net cash provided by financing activities		22,651,029
Effect of exchange rates on cash, cash equivalents and restricted cash	58,344	(13,398)
Net increase in cash, cash equivalents and restricted cash	7,338,488	17,716,554
Cash, cash equivalents and restricted cash, beginning of period	17,845,893	7,956,759	$ 7,956,759
Cash, cash equivalents and restricted cash, end of period	25,184,381	$ 25,673,313	17,845,893
Cash and cash equivalents	24,522,035		15,966,421
Restricted cash	662,346		1,879,472
Total cash, cash equivalents, and restricted cash	25,184,381		17,845,893
Non-cash operating, investing and financing activities
Right of use assets obtained in exchange for operating lease obligations	43,394		9,852
Supplemental disclosures of cash flow information:
Cash paid for interest
Cash paid for taxes, net of refunds